INTANGIBLE ASSETS AND GOODWILL - Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 19, 2017	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Carrying value of intangible assets, net		$ 15,211,000,000	$ 18,884,000,000
Carrying value of finite-lived intangible assets, net		13,427,000,000	16,933,000,000
Product rights/patents
Finite-Lived Intangible Assets [Line Items]
Impairment of finite-lived intangible assets		95,000,000
Carrying value of finite-lived intangible assets, net		$ 964,000,000	$ 2,122,000,000
Estimated useful lives		5 years
IPR&D
Finite-Lived Intangible Assets [Line Items]
Impairment of finite-lived intangible assets		$ 3,000,000
Certain Product Brands
Finite-Lived Intangible Assets [Line Items]
Carrying value of finite-lived intangible assets, net		$ 7,618,000,000
Estimated useful lives		4 years	7 years
Corporate brands
Finite-Lived Intangible Assets [Line Items]
Carrying value of finite-lived intangible assets, net		$ 754,000,000	$ 853,000,000
Estimated useful lives		10 years
Other Product Lines
Finite-Lived Intangible Assets [Line Items]
Impairment of finite-lived intangible assets		$ 151,000,000
Uceris
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		0
Carrying value of intangible assets, net		563,000,000
Salix | Corporate brands
Finite-Lived Intangible Assets [Line Items]
Carrying value of finite-lived intangible assets, net		$ 569,000,000
Estimated useful lives		10 years	17 years
Held For Sale
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets		$ 114,000,000
Sprout | Held For Sale
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets	$ 352,000,000	$ 351,000,000